CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
Share capital

	Class ‘A’ Ordinary shares	Class ‘A’ Ordinary shares
In thousands of shares	2020	2019
In issue at January 1	96,162	96,162
Issued for cash	-	-

In issue at December 31	96,162	96,162

	ADS	ADS
In thousands of ADSs	2020	2019
Balance at January 1	24,041	24,041
Issued for cash	-	-

Balance at December 31	24,041	24,041

	Class ‘A’ Treasury shares	Class ‘A’ Treasury shares
In thousands of shares	2020	2019
Balance at January 1	12,556	12,556
Purchased during the year	-	-

Balance at December 31	12,556	12,556

	ADS Treasury shares	ADS Treasury shares
In thousands of ADSs	2020	2019
Balance at January 1	3,139	3,139
Purchased during the year	-	-

Balance at December 31	3,139	3,139